SUBSEQUENT EVENTS (Details) (Detail) $ in Thousands		3 Months Ended									9 Months Ended		12 Months Ended
	Oct. 07, 2016 USD ($) ft² Item	Oct. 01, 2016 USD ($)	Jan. 02, 2016 USD ($)	Oct. 03, 2015 USD ($)	Jul. 04, 2015 USD ($)	Apr. 04, 2015 USD ($)	Jan. 03, 2015 USD ($)	Sep. 27, 2014 USD ($)	Jun. 28, 2014 USD ($)	Mar. 29, 2014 USD ($)	Oct. 01, 2016 USD ($)	Oct. 03, 2015 USD ($)	Jan. 02, 2016 USD ($)	Jan. 03, 2015 USD ($)	Dec. 28, 2013 USD ($)
Subsequent event
Net sales | $		$ 393,654	$ 386,054	$ 407,170	$ 391,878	$ 426,509	$ 440,109	$ 406,328	$ 356,164	$ 375,026	$ 1,158,836	$ 1,225,557	$ 1,611,611	$ 1,577,627	$ 1,491,998
Net income (loss) | $		$ 22,445	$ 11,687	$ 12,636	$ 2,260	$ 10,529	$ (7,087)	$ (4,176)	$ (13,574)	$ (13,106)	103,143	$ 25,423	$ 37,111	$ (37,943)	$ (57,047)
Allied
Subsequent event
Net sales | $											44,498
Net income (loss) | $											$ 3,305
Subsequent Events | Allied
Subsequent event
Purchase price | $	$ 60,000
Post-closing adjustment | $	$ 4,000
Subsequent Events | Allied | Manufacturing Facility, Vineland, New Jersey
Subsequent event
Area of facility | ft²	20,000
Number of cook lines | Item	2
Number of raw slicing lines | Item	3
Number of breakaway steak line | Item	1
Subsequent Events | Allied | Manufacturing Facility, New
Subsequent event
Area of facility | ft²	70,000
Number of cook lines | Item	4
Number of raw slicing lines | Item	7
Number of breakaway steak line | Item	7